UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 397-1122

Date of fiscal year end:  July 31

Date of reporting period:  April 30

Item 1.                                Schedule of Investments.

Henderson Global Funds	Portfolio of Investments
(Unaudited)
Emerging Markets Opportunities Fund
April 30, 2011

		Value
Shares		(note 3)
Common Stocks - 91.46%
	Australia - 3.33%
210,259	African Petroleum Corp.,
	Ltd. *	$ 221,246
609,753	Cape Lambert Resources,
	Ltd.	334,175
		555,421
	Brazil - 9.21%
8,000	Banco do Brasil S.A.	147,419
6,300	CCR S.A.	196,224
9,200	Diagnosticos da America
	S.A.	123,100
6,900	Gol Linhas Aereas
	Inteligentes S.A., ADR *	98,325
9,900	Hypermarcas S.A. *	132,780
7,400	Petroleo Brasileiro S.A.,
	ADR	276,242
7,400	Porto Seguro S.A.	124,651
4,000	Tim Participacoes S.A., ADR	188,720
7,500	Vale S.A., ADR	250,500
		1,537,961
	Canada - 0.92%
169,161	Shamaran Petroleum Corp. *	153,758

	Chile - 0.59%
6,000	Quadra FNX Mining, Ltd. *	98,483

	China - 11.71%
470,000	Air China, Ltd., Class H	475,068
10,200	Ctrip.com International, Ltd.,
	ADR *	496,944
588,530	Industrial and Commercial
	Bank of China, Ltd., Class H	497,878
44,500	Ping An Insurance (Group)
	Co. of China, Ltd., Class H	486,757
		1,956,647
	Columbia - 0.82%
3,600	Petrominerales, Ltd.	137,775

	Hong Kong - 10.57%
288,000	Agile Property Holdings, Ltd.	465,769
133,000	Citic Pacific, Ltd.	396,453
169,000	CNOOC, Ltd.	416,937
173,600	Sands China, Ltd. *	487,298
		1,766,457
	India - 2.32%
7,691	ICICI Bank, Ltd., ADR	387,626

		Value
Shares		(note 3)
	Indonesia - 3.16%
750,000	PT Adaro Energy Tbk	$ 192,667
401,904	PT Bank Mandiri	335,546
		528,213
	Kazakhstan - 1.89%
796,299	International Petroleum, Ltd.
	*	157,108
13,346	Zhaikmunai LP, GDR *	158,417
		315,525
	Korea - 11.72%
3,413	Hyundai Glovis Co., Ltd.	487,276
2,244	Hyundai Motor Co.	516,163
2,323	NHN Corp. *	460,633
10,082	Shinhan Financial Group Co.,
	Ltd.	493,916
		1,957,988
	Malaysia - 0.97%
114,600	SP Setia Berhad	161,724

	Mexico - 3.04%
3,550	Fomento Economico
	Mexicano, S.A.B de C.V.,
	ADR	223,295
32,300	Grupo Financiero Banorte
	S.A.B de C.V.	161,336
5,200	Grupo Televisa S.A., ADR *	123,344
		507,975
	Singapore - 2.40%
140,000	Noble Group, Ltd.	255,055
23,000	Singapore Exchange, Ltd.	146,563
		401,618
	South Africa - 4.39%
96,107	Hummingbird Resources plc
	*	248,022
83,073	Ncondezi Coal Co. *	239,363
139,546	Paragon Diamonds, Ltd. *	74,006
55,935	Petra Diamonds, Ltd. *	171,446
		732,837
	Taiwan - 7.79%
84,410	Advanced Semiconductor
	Engineering, Inc., ADR	498,019
33,000	MediaTek, Inc.	364,702
631,000	Yuanta Financial Holding
	Co., Ltd.	438,462
		1,301,183

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments
(Unaudited)
Emerging Markets Opportunities Fund
April 30, 2011 (continued)

		Value
Shares		(note 3)
	Thailand - 3.54%
55,900	Bangkok Bank Public Co.,
	pcl	$ 318,359
21,700	PTT pcl	272,613
		590,972
	Ukraine - 1.96%
16,950	Avangardco Investments
	Public, Ltd. *	327,135

	United Kingdom - 10.27%
35,972	African Minerals, Ltd. *	302,532
232,226	Borders & Southern
	Petroleum *	261,832
33,820	Exillon Energy plc *	264,435
128,208	Gulf Keystone Petroleum,
	Ltd. *	354,957
42,747	Inchcape plc *	260,191
71,352	Kalahari Minerals plc *	271,141
		1,715,088
	United States - 0.86%
3,450	NII Holdings, Inc. *	143,451

	Total Common Stock
	(Cost $14,783,615)	15,277,837
Warrants - 4.17%
	India - 4.17%
12,188	Maruti Suzuki India, Ltd.
	Expires (12/21/15) (a)	360,753
24,279	Tata Steel, Ltd. Expires
	(12/21/15) (a)	336,240
		696,993
	Total Warrants
	(Cost $703,482)	696,993

	Total Long Term
	Investments
	(Cost $15,487,097)	15,974,830
Short Term Investment - 4.39%
732,261	Fidelity Institutional Treasury
	Portfolio	732,261

	Total Short Term
	Investment
	(Cost $732,261)	732,261

Total Investments - 100.02%
(Cost $16,219,358)	$ 16,707,091
Net Other Assets and Liabilities –
(0.02)%	(3,181)
Total Net Assets – 100.00%	$ 16,703,910

*	Non income producing security
(a)	This security has been deemed illiquid in
accordance to the policies and procedures
adopted by the Board of Trustees.

ADR	American Depositary Receipt
GDR	Global Depositary Receipts

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments

Emerging Markets Opportunities Fund
April 30, 2011 (continued)

Other Information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Diversified Banks	14.02%
Oil & Gas Exploration & Production	12.73
Steel	5.51
Automobile Manufacturers	5.25
Semiconductors	5.16
Real Estate Development	3.76
Airlines	3.43
Integrated Oil & Gas	3.29
Precious Metals & Minerals	3.28
Hotels, Resorts & Cruise Lines	2.97
Casinos & Gaming	2.92
Air Freight & Logistics	2.92
Life & Health Insurance	2.91
Internet Software & Services	2.76
Investment Banking & Brokerage	2.62
Coal & Consumable Fuels	2.59
Industrial Conglomerates	2.37
Diversified Metals & Mining	2.21
Wireless Telecommunication Services	1.99
Packaged Foods & Meats	1.96
Distributors	1.56
Trading Companies & Distributors	1.53
Gold	1.48
Soft Drinks	1.34
Highways & Railtracks	1.17
Specialized Finance	0.88
Personal Products	0.79
Multi-line Insurance	0.75
Broadcasting	0.74
Health Care Services	0.74
Long Term Investments	95.63
Short Term Investment	4.39
Total Investments	100.02
Net Other Assets and Liabilities	(0.02)
100.00%

Henderson Global Funds	Notes to Financial Statements
(Unaudited)

1.  All percentages are based on the net assets of the Henderson Emerging Markets Opportunities Fund (the “Fund”) as of April 30, 2011.

2.  Net unrealized appreciation of the Fund’s investment securities was $487,733 of which $728,078 related to the appreciated investment securities and $240,345 related to depreciated investment securities for the fiscal quarter ended April 30, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures – Accounting Standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value: Emerging Markets
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$555,421	$—	$—	$555,421
Brazil	1,537,961	—	—	1,537,961
Canada	153,758	—	—	153,758
Chile	98,483	—	—	98,483
China	1,956,647	—	—	1,956,647
Columbia	137,775	—	—	137,775
Hong Kong	1,766,457	—	—	1,766,457
India	387,626	—	—	387,626
Indonesia	528,213	—	—	528,213
Kazakhstan	315,525	—	—	315,525
Korea	1,957,988	—	—	1,957,988
Malaysia	161,724	—	—	161,724
Mexico	507,975	—	—	507,975
Singapore	401,618	—	—	401,618
South Africa	732,837	—	—	732,837
Taiwan	1,301,183	—	—	1,301,183
Thailand	590,972	—	—	590,972
Ukraine	327,135	—	—	327,135
United Kingdom	1,715,088	—	—	1,715,088
United States	143,451	—	—	143,451
Total Common Stocks	15,277,837	—	—	15,277,837
Warrants
India	—	696,993	—	696,993
Total Warrants	—	696,993	—	696,993
Short Term Investment	732,261	—	—	732,261
Total Investments	$16,010,098	$696,993	$—	$16,707,091

During the period ended April 30, 2011, there were no transfers in or out of security levels as a result of the fair value procedures utilized by the Fund.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2011.

Henderson Global Funds	Portfolio of Investments
(Unaudited)
European Focus Fund
April 30, 2011

		Value
Shares		(note 3)
Common Stocks - 95.84%
	Australia - 1.61%
10,462,386	African Petroleum Corp.,
	Ltd. *	$ 11,009,102
	France - 14.05%
4,298,343	Alcatel-Lucent *	27,713,337
211,561	Alstom S.A.	14,068,010
477,825	AXA S.A.	10,722,118
221,646	Renault S.A. *	13,505,892
74,544	Vallourec S.A.	9,295,490
664,397	Vivendi S.A.	20,847,559
		96,152,406
	Germany - 10.20%
189,813	Aixtron SE	8,096,877
5,315	Axel Springer AG	870,678
177,984	Continental AG *	17,865,597
112,947	Fresenius SE & Co., KGaA	11,854,273
135,509	HeidelbergCement AG	10,362,615
4,710,814	Sky Deutschland AG *	20,764,810
		69,814,850
	Italy - 0.59%
316,000	Azimut Holding SpA	4,039,215
	Kazakhstan - 2.99%
1,724,139	Zhaikmunai LP, GDR *	20,465,530
	Luxembourg - 3.93%
230,209	APERAM	9,692,189
5,437,200	Northland Resources S.A. *	17,203,049
		26,895,238
	Netherlands – 0.00%
414,902	Amtel Vredestein N.V., GDR
	(a) (b) *	—
	Portugal - 1.82%
557,532	Galp Energia, SGPS, S.A., B
	Shares	12,473,537
	Spain - 5.27%
643,878	Amadeus IT Holding S.A., A
	Shares *	13,485,035
1,138,271	Grifols S.A.	22,541,155
		36,026,190
	Switzerland - 1.80%
304,249	GAM Holding, Ltd. *	5,997,047
13,666	Kuoni Reisen Holding AG *	6,287,940
		12,284,987

		Value
Shares		(note 3)
	United Kingdom - 53.58%
700,000	Aero Inventory plc (a) (b)	—
73,635	Afren plc *	196,671
2,650,000	African Minerals, Ltd. *	22,287,060
1,455,694	Aviva plc	10,864,023
2,134,528	BAE Systems plc	11,690,974
6,390,000	Borders & Southern
	Petroleum *	7,204,636
1,665,669	BP plc	12,869,297
1,210,586	British Sky Broadcasting
	Group plc	17,026,099
3,236,119	BT Group plc	10,583,872
4,350,000	Caparo Energy, Ltd. (a) *	7,629,323
4,878,964	Cobham plc	18,589,184
2,408,237	Essar Energy, Ltd. *	18,544,177
2,849,429	European Goldfields, Ltd. *	38,671,288
2,180,825	Exillon Energy plc *	17,051,669
2,305,861	FirstGroup plc	12,506,127
4,148,825	Gulf Keystone Petroleum,
	Ltd. *	11,486,457
3,593,629	Henderson Group plc (c)	9,742,248
1,009,106	ICAP plc	8,739,629
292,850	Imperial Tobacco Group plc	10,306,642
6,832,267	ITV plc *	8,679,036
2,467,498	Juridica Investments, Ltd. (a)*
4,635,500	Kalahari Minerals plc *	17,615,112
600,000	London Mining plc *	4,337,063
1,203,455	National Grid plc	12,342,571
1,778,212	Resolution, Ltd.	8,990,904
844,873	Smith & Nephew plc	9,278,860
2,982,565	Tesco plc	20,104,566
2,721,093	The Sage Group plc	12,953,755
343,817	Vedanta Resources plc	13,352,351
2,304,642	William Hill plc	8,603,763
		366,554,413
	Total Common Stock
	(Cost $506,326,079)	655,715,468
	Preferred Stock - 1.12%
	Germany - 1.12%
38,833	Volkswagen AG	7,649,828
	Total Preferred Stock
	(Cost $3,464,401)	7,649,828
	REITS - 1.17%
	United Kingdom - 1.17%
933,118	Shaftesbury plc	7,995,789
	Total REITS
	(Cost $4,696,978)	7,995,789

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments
(Unaudited)

European Focus Fund
April 30, 2011 (continued)
Value
Shares	(note 3)
Total Long Term
Investments
(Cost $514,487,458)	$ 671,361,085
Short Term Investment - 4.69%
32,098,536 Fidelity Institutional Treasury
Portfolio	$ 32,098,536
Total Short Term
Investment
(Cost $32,098,536)	32,098,536
Total Investments - 102.82%
(Cost $546,585,994)	703,459,621
Net Other Assets and Liabilities –
(2.82)%	(19,276,017)
Total Net Assets – 100.00%	$ 684,183,604

*	Non income producing security
(a)	This security has been deemed illiquid in
accordance to the policies and procedures
adopted by the Board of Trustees.
(b)	Fair valued at April 30, 2011 as determined in
good faith using procedures adopted by Board of
Trustees.
(c)	Affiliated holding, see notes to financial
statements for further information.

GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments

European Focus Fund
April 30, 2011 (continued)

Other Information:

Industry concentration as	% of Net
a percentage of net assets:	Assets

Oil & Gas Exploration & Production	12.56%
Diversified Metals & Mining	7.04
Gold	5.65
Cable & Satellite	5.52
Aerospace & Defense	4.43
Communications Equipment	4.05
Integrated Oil & Gas	3.70
Asset Management & Custody Banks	3.52
Biotechnology	3.29
Precious Metals & Minerals	3.26
Multi-line Insurance	3.16
Automobile Manufacturers	3.09
Health Care Equipment	3.09
Movies & Entertainment	3.05
Food Retail	2.94
Tires & Rubber	2.61
Heavy Electrical Equipment	2.06
Steel	2.05
Data Processing & Outsourced Services	1.97
Application Software	1.89
Trucking	1.83
Multi-Utilities	1.80
Integrated Telecommunication Services	1.55
Construction Materials	1.51
Tobacco	1.51
Industrial Machinery	1.36
Life & Health Insurance	1.31
Investment Banking & Brokerage	1.28
Broadcasting	1.27
Casinos & Gaming	1.26
Semiconductor Equipment	1.18
Diversified REIT's	1.17
Independent Power Producers & Energy Traders	1.12
Hotels, Resorts & Cruise Lines	0.92
Publishing	0.13
Long Term Investments	98.13
Short Term Investment	4.69
Total Investments	102.82
Net Other Assets and Liabilities	(2.82)
100%

Henderson Global Funds	Notes to Financial Statements
(Unaudited)

1.  All percentages are based on the net assets of the Henderson European Focus Fund (the “Fund”) as of April 30, 2011.

2.  Net unrealized appreciation of the Fund’s investment securities was $156,873,627 of which $172,746,802 related to the appreciated investment securities and $15,873,175 related to depreciated investment securities for the fiscal quarter ended April 30, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures – Accounting Standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value: European Focus

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Australia	$11,009,102	$—	$—	$11,009,102
France	96,152,406	—	—	96,152,406
Germany	69,814,850	—	—	69,814,850
Italy	4,039,215	—	—	4,039,215
Kazakhstan	20,465,530	—	—	20,465,530
Luxembourg	26,895,238	—	—	26,895,238
Netherlands	—	—	—	—
Portugal	12,473,537	—	—	12,473,537
Spain	36,026,190	—	—	36,026,190
Switzerland	12,284,987	—	—	12,284,987
United Kingdom	366,554,413	—	—	366,554,413
Total Common Stocks	655,715,468	—	—	655,715,468
Preferred Stock
Germany	7,649,828	—	—	7,649,828
Total Preferred Stock	7,649,828	—	—	7,649,828
REITS
United Kingdom	7,995,789	—	—	7,995,789
Total REITS	7,995,789	—	—	7,995,789
Short Term Investment	32,098,536	—	—	32,098,536
Total Investments	$703,459,621	$—	$—	$703,459,621

During the period ended April 30, 2011, there were no transfers in or out of security levels as a result of the fair value procedures utilized by the Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities	Balance as of August 1, 2010	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers in to Level 3	Net transfers out of Level 3	Balance as of April 30, 2011
Common Stocks
Netherlands
Amtel Vredestein N.V, GDR	$0	$0	$0	$0	$0	$0	$0	$0	$0
United Kingdom
Aero Inventory plc	0	0	0	0	0	0	0	0	0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2011.

4. An affiliated person of a fund may include any company in which the fund owns five percent of more of its outstanding voting shares. At April 30, 2011, the Fund held 0.33% of Henderson Group plc.  Transactions in affiliates during the period ended April 30, 2011 were as follows:

Affiliate	Balance of Shares Held 7/31/10	Purchase*	Sales	Balance of Shares Held 4/30/2011	Value
Henderson Group plc	-	5,601,812	2,008,183	3,593,629	$ 9,742,248

*
On April 4, 2011, Henderson Group plc acquired Gartmore Group Ltd. in an all stock transaction. Prior to April 4, 2011, the Fund held Gartmore Group Ltd shares. Holders of Gartmore Group Ltd. shares received 0.6667 Henderson Group plc shares in the transaction.

The Aggregate cost & value of affiliates at April 30, 2011 is $9,742,248 and $13,424,624, respectively. Investments in affiliates represented 1.42% of the total net assets as of April 30, 2011.

Henderson Global Funds	Portfolio of Investments
(Unaudited)
Global Equity Income Fund
April 30, 2011

		Value
Shares		(note 3)
Common Stocks - 95.38%
	Australia - 3.75%
575,938	Australia & New Zealand
	Banking Group, Ltd.	$ 15,296,043
213,603	BHP Billiton, Ltd.	10,730,184
2,444,849	DUET Group	4,555,656
99,267	Rio Tinto, Ltd.	8,944,982
		39,526,865
	Brazil - 0.73%
806,630	Cielo S.A.	7,679,118

	Cyprus - 0.96%
1,249,055	ProSafe SE	10,141,757

	Czech Republic - 0.46%
190,197	Telefonica 02 Czech
	Republic a.s.	4,881,895

	France - 11.73%
1,000,000	AXA S.A.	22,439,425
100,000	Casino Guichard- Perrachon
	S.A.	10,526,534
94,667	Neopost S.A.	9,032,717
250,000	Sanofi-Aventis	19,773,354
409,951	Total S.A.	26,243,140
116,942	Vallourec S.A.	14,582,437
668,537	Vivendi	20,977,465
		123,575,072
	Germany - 9.19%
82,534	Allianz SE	12,994,670
216,744	BASF SE	22,279,510
1,703,393	Deutsche Telekom AG	28,295,229
145,000	Muenchener
	Rueckversicherungs-
	Gesellschaft AG	23,935,757
143,000	RWE AG	9,331,046
		96,836,212
	Greece - 0.57%
281,344	OPAP S.A.	5,946,490

	Hong Kong - 0.31%
773,200	Esprit Holdings, Ltd.	3,205,799

	Ireland - 0.96%
413,623	CRH plc	10,114,649

	Italy - 2.99%
360,078	Atlantia SpA	8,858,604
848,337	ENI SpA	22,680,086
		31,538,690

		Value
Shares		(note 3)
	Japan - 2.32%
5,587	NTT DoCoMo, Inc.	$ 10,283,414
279,600	Sumitomo Mitsui Financial
	Group, Inc.	8,600,160
115,300	Takeda Pharmaceutical Co.,
	Ltd.	5,572,040
		24,455,614
	Luxembourg - 1.43%
573,303	SES	15,055,391

	Netherlands - 8.24%
170,000	Randstad Holding N.V.	9,563,194
1,013,580	Royal Dutch Shell plc, Class
	B	39,396,881
712,359	Unilever N.V.	23,444,558
618,000	Wolters Kluwer N.V.	14,398,468
		86,803,101
	Singapore - 3.20%
1,124,200	Keppel Corp., Ltd.	10,929,276
2,346,000	SembCorp Industries, Ltd.	10,349,577
2,846,000	Singapore Technologies
	Engineering, Ltd.	7,323,966
652,000	Venture Corp., Ltd.	5,140,149
		33,742,968
	Spain - 0.94%
777,878	Banco Santander S.A.	9,933,873
	Sweden - 3.62%
964,739	Castellum AB	14,960,164
440,000	Svenska Handelsbanken AB,
	Class A	15,269,965
313,201	Tele2 AB, Class B	7,863,134
		38,093,263
	Switzerland - 2.40%
170,000	Nestle S.A.	10,553,757
32,003	Swisscom AG	14,684,383
		25,238,140
	Taiwan - 2.86%
7,836,000	CTCI Corp.	9,904,960
326,550	HTC Corp.	14,823,228
2,733,000	Quanta Computer, Inc.	5,391,850
		30,120,038

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments
(Unaudited)
Global Equity Income Fund
April 30, 2011 (continued)

		Value
Shares		(note 3)
	United Kingdom - 22.29%
1,490,955	Amlin plc	$ 10,409,940
1,800,000	Aviva plc	13,433,621
3,245,563	BAE Systems plc	17,776,198
639,631	British American Tobacco
	plc	27,896,120
1,812,793	Catlin Group, Ltd.	11,975,734
345,704	Close Brothers Group plc	4,680,205
1,167,683	Dairy Crest Group plc	7,840,765
853,271	Diageo plc	17,359,679
1,500,000	Drax Group plc	11,021,803
1,105,477	Electrocomponents plc	5,137,056
1,590,880	GlaxoSmithKline plc	34,691,392
1,173,832	National Grid plc	12,038,760
660,082	Provident Financial plc	11,113,884
225,661	Scottish & Southern Energy
	plc	5,118,747
3,957,753	Smiths News plc	6,676,940
3,789,866	Standard Life plc	14,313,039
3,454,567	Tesco plc	23,286,188
		234,770,071
	United States - 16.43%
226,568	AGL Resources, Inc.	9,404,838
115,093	Diamond Offshore Drilling,
	Inc.	8,732,106
476,831	Duke Energy Corp.	8,892,898
286,723	H.J. Heinz Co.	14,688,819
241,719	McGraw-Hill Cos., Inc.	9,782,368
500,388	Microsoft Corp.	13,020,096
248,418	Paychex, Inc.	8,125,753
749,217	Pfizer, Inc.	15,703,588
374,247	Pitney Bowes, Inc.	9,191,506
244,057	Progress Energy, Inc.	11,580,505
362,114	Reynolds American, Inc.	13,438,050
141,466	The Coca-Cola Co.	9,543,296
154,275	United Parcel Service, Inc.,
	Class B	11,565,997
777,779	Verizon Communications,
	Inc.	29,384,491
		173,054,311
	Total Long Term
	Investments
	(Cost $901,609,052)	1,004,713,317
Short Term Investment - 3.20%
33,745,980	Fidelity Institutional Treasury
	Portfolio	33,745,980
	Total Short Term
	Investment
	(Cost $33,745,980)	33,745,980

Total Investments - 98.58%
(Cost $935,355,032)	$ 1,038,459,297
Net Other Assets and Liabilities –
1.42%	14,945,391
Total Net Assets – 100.00%	$ 1,053,404,688

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments

Global Equity Income Fund
April 30, 2011 (continued)

Other Information:

Industry concentration as	% of Net
a percentage of net assets:	Assets

Integrated Oil & Gas	8.38%
Integrated Telecommunication Services	8.08
Pharmaceuticals	7.19
Packaged Foods & Meats	5.37
Diversified Banks	4.66
Multi-line Insurance	4.64
Tobacco	3.92
Food Retail	3.21
Multi-Utilities	2.46
Electric Utilities	2.43
Aerospace & Defense	2.38
Publishing	2.30
Reinsurance	2.27
Property & Casualty Insurance	2.13
Diversified Chemicals	2.11
Industrial Conglomerates	2.02
Movies & Entertainment	1.99
Diversified Metals & Mining	1.87
Distillers & Vintners	1.65
Data Processing & Outsourced Services	1.50
Cable & Satellite	1.43
Real Estate Operating Companies	1.42
Communications Equipment	1.41
Industrial Machinery	1.38
Life & Health Insurance	1.36
Systems Software	1.24
Air Freight & Logistics	1.10
Consumer Finance	1.06
Independent Power Producers & Energy Traders	1.05
Wireless Telecommunication Services	0.98
Oil & Gas Equipment & Services	0.96
Construction Materials	0.96
Construction & Engineering	0.94
Human Resource & Employment Services	0.91
Soft Drinks	0.91
Gas Utilities	0.89
Office Services & Supplies	0.87
Office Electronics	0.86
Highways & Railtracks	0.84
Oil & Gas Drilling	0.83
Distributors	0.63
Casinos & Gaming	0.56
Computer Hardware	0.51
Electronic Manufacturing Services	0.49
Technology Distributors	0.49
Diversified Capital Markets	0.44
Apparel Retail	0.30
Long Term Investments	95.38
Short Term Investment	3.20
Total Investments	98.58
Net Other Assets and Liabilities	1.42
100.00%

Henderson Global Funds	Notes to Financial Statements
(Unaudited)

1.  All percentages are based on the net assets of the Henderson Global Equity Income Fund (the “Fund”) as of April 30, 2011.

2.  Net unrealized appreciation of the Fund’s investment securities was $103,104,265 of which $117,310,022 related to the appreciated investment securities and $14,205,757 related to depreciated investment securities for the fiscal quarter ended April 30, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures – Accounting Standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Global Equity Income

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Australia	$39,526,865	$—	$—	$39,526,865
Brazil	7,679,118	—	—	7,679,118
Cyprus	10,141,757	—	—	10,141,757
Czech Republic	4,881,895	—	—	4,881,895
France	123,575,072	—	—	123,575,072
Germany	96,836,212	—	—	96,836,212
Greece	5,946,490	—	—	5,946,490
Hong Kong	3,205,799	—	—	3,205,799
Ireland	10,114,649	—	—	10,114,649
Italy	31,538,690	—	—	31,538,690
Japan	24,455,614	—	—	24,455,614
Luxembourg	15,055,391	—	—	15,055,391
Netherlands	86,803,101	—	—	86,803,101
Singapore	33,742,968	—	—	33,742,968
Spain	9,933,873	—	—	9,933,873
Sweden	38,093,263	—	—	38,093,263
Switzerland	25,238,140	—	—	25,238,140
Taiwan	30,120,038	—	—	30,120,038
United Kingdom	234,770,071	—	—	234,770,071
United States	173,054,311	—	—	173,054,311
Total Common Stocks	1,004,713,317	—	—	1,004,713,317
Short Term Investment	33,745,980	—	—	33,745,980
Total Investments	1,038,459,297	—	—	1,038,459,297

Financial Derivative Instruments
Foreign Currency Contracts	—	(2,357,126)	—	(2,357,126)
Total Financial Derivative Instrument	$—	$(2,357,126)	$—	$(2,357,126)

During the period ended April 30, 2011, there were no transfers in or out of security levels as a result of the fair value procedures utilized by the Fund.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities.  When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date.  Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded.  These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation.  These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at April 30, 2011:

	Value date	Local amount (000’s)	Current value	Unrealized appreciation/depreciation
British Pound Short	07/11/11	73,500	$ 122,661,926	$ (2,357,126)

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended April 30, 2011:

Currency	Realized gain/loss	Change in unrealized gain/loss
Australian Dollar	$(4,694,720)	$ −
British Pound	(8,484,840)	(259,969)
Euro	(5,184,005)	1,276,760

During the period ended April 30, 2011, the Fund’s average notional value related to open forward foreign currency contracts was $62 million or 5.9% of net assets.

5. Certain Funds may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included on the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Portfolio purchases upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

During the period ended April 30, 2011, written options activity for the Fund was as follows:

	Number of contracts	Premiums
Written options outstanding at July 31, 2010	1,800	$248,670
Options expired	1,800	248,670
Written options outstanding at April 30, 2011	-	-

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on written option contracts during the period ended April 30, 2011:

Currency	Realized gain/loss	Change in unrealized gain/loss
Japanese Yen	$260,249	$(56,325)

Henderson Global Funds	Portfolio of Investments
(Unaudited)
Global Leaders Fund
April 30, 2011

		Value
Shares		(note 3)
Common Stocks - 99.00%
	Brazil - 1.57%
7,500	Petroleo Brasileiro S.A.,
	ADR	$ 279,975

	China - 3.82%
641,000	Bank of China, Ltd., Class H	354,908
385,500	China Rongsheng Heavy
	Industries Group Holdings,
	Ltd.	324,135
		679,043
	Germany - 1.92%
4,659	Metro AG	341,963

	Hong Kong - 2.97%
271,000	361 Degrees International,
	Ltd.	180,056
124,000	Sands China, Ltd. *	348,070
		528,126
	Italy - 3.65%
11,304	Luxottica Group SpA	373,200
4,868	Saipem SpA	276,368
		649,568
	Japan - 9.60%
1,234	Keyence Corp.	321,907
30,000	Kubota Corp.	284,781
10,200	Makita Corp.	465,894
2,300	SMC Corp.	418,233
5,200	SOFTBANK Corp.	217,321
		1,708,136
	Netherlands - 1.64%
5,171	Randstad Holding N.V.	290,890

	Singapore - 2.77%
50,600	Keppel Corp., Ltd.	491,924

	Switzerland - 7.19%
13,342	ABB, Ltd. *	368,332
7,933	Compagnie Financiere
	Richemont S.A.	512,664
200	SGS S.A.	396,994
		1,277,990

		Value
Shares		(note 3)
	United Kingdom - 15.02%
6,467	Autonomy Corp., plc *	$ 173,915
63,544	Essar Energy, plc. *	489,309
45,235	HSBC Holdings plc	495,209
60,914	International Power plc	336,378
29,180	Serco Group plc	275,629
10,445	Shire plc	322,766
11,640	Unilever plc	377,580
7,881	Xstrata plc	200,291
		2,671,077
	United States - 48.85%
9,963	American Tower Corp., Class
	A *	521,164
5,300	Anadarko Petroleum Corp.	418,382
2,468	Apple, Inc. *	859,432
9,500	Carnival Corp.	361,665
6,500	Emerson Electric Co.	394,940
7,138	Express Scripts, Inc. *	405,010
5,061	Hess Corp.	435,044
8,500	Intuit, Inc. *	472,260
7,900	Kansas City Southern *	459,069
23,500	KKR & Co., L.P.	445,560
9,498	Lazard, Ltd., Class A	389,418
12,600	Lowe's Cos, Inc.	330,750
6,750	Mead Johnson Nutrition Co.	451,440
4,362	Praxair, Inc.	464,204
9,300	QUALCOMM, Inc.	528,612
8,500	Tempur-Pedic International,
	Inc. *	533,630
8,400	The Walt Disney Co.	362,040
5,870	Thermo Fisher Scientific,
	Inc. *	352,141
6,700	United Parcel Service, Inc.,
	Class B	502,299
		8,687,060
	Total Long Term
	Investments
	(Cost $13,415,426)	17,605,752
Total Investments - 99.00%
	(Cost $13,415,426)	17,605,752
Net Other Assets and Liabilities –
1.00%		178,192
Total Net Assets – 100.00%		$ 17,783,944
*	Non income producing security
ADR	American Depositary Receipts

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments

Global Leaders Fund
April 30, 2011 (continued)

Other Information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Apparel, Accessories & Luxury Goods	5.99%
Oil & Gas Exploration & Production	5.11
Industrial Machinery	4.97
Computer Hardware	4.83
Diversified Banks	4.78
Packaged Foods & Meats	4.66
Wireless Telecommunication Services	4.15
Integrated Oil & Gas	4.02
Application Software	3.63
Construction & Farm Machinery & Heavy Trucks	3.42
Home Furnishings	3.00
Communications Equipment	2.97
Air Freight & Logistics	2.83
Industrial Conglomerates	2.77
Industrial Gases	2.61
Railroads	2.58
Asset Management & Custody Banks	2.51
Health Care Services	2.28
Research & Consulting Services	2.23
Electrical Components & Equipment	2.22
Investment Banking & Brokerage	2.19
Heavy Electrical Equipment	2.07
Movies & Entertainment	2.04
Hotels, Resorts & Cruise Lines	2.03
Life Sciences Tools & Services	1.98
Casinos & Gaming	1.96
Hypermarkets & Super Centers	1.92
Independent Power Producers & Energy Traders	1.89
Home Improvement Retail	1.86
Pharmaceuticals	1.82
Electronic Equipment & Instruments	1.81
Human Resource & Employment Services	1.64
Oil & Gas Equipment & Services	1.55
Environmental & Facilities Services	1.55
Diversified Metals & Mining	1.13
Long Term Investments	99.00
Total Investments	99.00
Net Other Assets and Liabilities	1.00
100.00%

Henderson Global Funds	Notes to Financial Statements
(Unaudited)

1.  All percentages are based on the net assets of the Henderson Global Leaders Fund (formerly know as Global Opportunities Fund) (the “Fund”) as of April 30, 2011.

2.  Net unrealized appreciation of the Fund’s investment securities was $4,190,326 of which $4,329,625 related to the appreciated investment securities and $139,299 related to depreciated investment securities for the fiscal quarter ended April 30, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures – Accounting Standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value: Global Leaders

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Brazil	$279,975	$—	$—	$279,975
China	679,043	—	—	679,043
Germany	341,963	—	—	341,963
Hong Kong	528,126	—	—	528,126
Italy	649,568	—	—	649,568
Japan	1,708,136	—	—	1,708,136
Netherlands	290,890	—	—	290,890
Singapore	491,924	—	—	491,924
Switzerland	1,277,990	—	—	1,277,990
United Kingdom	2,671,077	—	—	2,671,077
United States	8,687,060	—	—	8,687,060
Total Common Stocks	17,605,752	—	—	17,605,752
Total Investments	$17,605,752	$—	$—	$17,605,752

During the period ended April 30, 2011, there were no transfers in or out of security levels as a result of the fair value pricing procedures utilized by the Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities	Balance as of August 1, 2010	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers in to Level 3	Net transfers out of Level 3	Balance as of April 30, 2011
Common Stock
China
Ping An Insurance (Group) Co. of China, Ltd. Class H	$161,548	$0	$78,526	$(28,578)	$0	$211,496	$0	$0	$0
Total	$161,548	$0	$78,526	$(28,578)	$0	$211,496	$0	$0	$0

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2011.

Henderson Global Funds	Portfolio of Investments
(Unaudited)
Global Technology Fund
April 30, 2011

		Value
Shares		(note 3)
Common Stocks - 98.64%
	Brazil - 0.93%
179,128	Totvs S.A.	$ 3,415,866

	China - 7.89%
59,994	51job, Inc., ADR *	3,359,064
36,858	Baidu.com, Inc., ADR *	5,474,150
623,810	China Digital TV Holding
	Co., Ltd., ADR	4,229,432
101,930	Ctrip.com International, Ltd.,
	ADR *	4,966,029
106,803	NetEase.com, Inc., ADR *	5,263,252
194,154	Tencent Holdings, Ltd.	5,549,936
		28,841,863
	France - 2.59%
896,092	Alcatel-Lucent, ADR *	5,860,442
72,854	Ingenico S.A.	3,615,448
		9,475,890
	Germany - 4.82%
182,000	ADVA AG Optical
	Networking *	1,416,317
163,657	SAP AG	10,544,426
295,552	Wirecard AG	5,642,686
		17,603,429
	Ireland - 3.02%
193,199	Accenture plc, Class A	11,037,459

	Israel - 2.92%
194,531	Check Point Software
	Technologies, Ltd. *	10,685,588

	Korea - 3.02%
179,852	Hynix Semiconductor, Inc.	5,672,559
6,418	Samsung Electronics Co.,
	Ltd.	5,348,084
		11,020,643
	Mauritius - 0.71%
82,346	Makemytrip, Ltd. *	2,596,369

	Netherlands - 2.84%
120,004	ASML Holding N.V.	4,968,832
99,463	VistaPrint N.V. *	5,410,787
		10,379,619
	South Africa - 1.49%
90,440	Naspers, Ltd.,	5,441,554

	Sweden - 1.71%
411,777	Telefonaktiebolaget LM
	Ericsson, ADR	6,259,010

		Value
Shares		(note 3)
	Switzerland - 1.77%
194,188	Temenos Group AG *	$ 6,454,225

	Taiwan - 6.46%
1,061,000	Catcher Technology Co., Ltd.	6,668,645
252,000	HTC Corp.	11,439,147
408,985	Taiwan Semiconductor
	Manufacturing Co.,Ltd.,
	ADR	5,521,297
		23,629,089
	United Kingdom - 7.05%
2,050,464	Blinkx plc *	4,632,302
348,089	Rightmove plc	6,163,162
1,945,007	Spirent Communications plc	4,743,309
581,282	Telecity Group plc *	5,102,312
4,742	Velti plc *	87,348
1,758,645	Vodafone Group plc	5,040,840
		25,769,273
	United States - 51.42%
281,411	Adobe Systems, Inc. *	9,441,339
24,432	Amazon.com, Inc. *	4,800,888
46,567	Apple, Inc. *	16,216,026
148,191	Avnet, Inc. *	5,382,297
129,595	Cavium Networks, Inc. *	6,119,476
130,870	Cognizant Technology
	Solutions Corp. *	10,849,123
332,821	Dell, Inc. *	5,162,054
42,246	F5 Networks, Inc. *	4,282,055
123,315	Gartner, Inc. *	5,291,447
9,947	Google, Inc., Class A *	5,412,163
239,558	Ingram Micro, Inc., Class A *	4,486,921
97,077	Intuit, Inc. *	5,393,598
60,981	MercadoLibre, Inc.	5,573,663
103,843	MICROS Systems, Inc. *	5,401,913
184,936	Microsoft Corp.	4,812,035
81,581	NetApp, Inc. *	4,240,580
21,370	NetFlix, Inc. *	4,972,158
47,588	OpenTable, Inc. *	5,296,068
304,855	Oracle Corp.	10,990,023
97,220	Polycom, Inc. *	5,816,673
20,192	Priceline.com, Inc. *	11,045,226
165,852	QUALCOMM, Inc.	9,427,028
190,406	Skyworks Solutions, Inc. *	5,990,173
98,588	Tech Data Corp. *	5,237,980
97,588	Teradata Corp. *	5,457,121
54,322	VMware, Inc., Class A *	5,183,948
176,690	WebMD Health Corp. *	10,225,050
155,121	Xilinx, Inc.	5,407,518
		187,914,544

See Notes to Financial Statements.

Henderson Global Funds			Portfolio of Investments
(Unaudited)
Global Technology Fund
April 30, 2011 (continued)
Value
Shares		(note 3)
Total Long Term
Investments
	(Cost $262,323,680)	$ 360,524,421
Short Term Investment - 0.85%
3,084,506	Fidelity Institutional Treasury
	Portfolio	$ 3,084,506

Total Short Term
Investment

	(Cost $3,084,506)	3,084,506
Total Investments - 99.49%
	(Cost $265,408,186)	363,608,927
Net Other Assets and Liabilities –
0.51%		1,874,048
Total Net Assets – 100.00%		$ 365,482,975
*	Non income producing security
ADR	American Depositary Receipts

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments

Global Technology Fund
April 30, 2011 (continued)

Other Information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Internet Software & Services	15.85%
Communications Equipment	13.47
Systems Software	11.10
Semiconductors	9.32
IT Consulting & Other Services	8.93
Application Software	8.71
Internet Retail	6.41
Computer Hardware	5.85
Computer Storage & Peripherals	4.14
Technology Distributors	4.13
Publishing	1.69
Data Processing & Outsourced Services	1.54
Cable & Satellite	1.49
Wireless Telecommunication Services	1.38
Semiconductor Equipment	1.36
Hotels, Resorts & Cruise Lines	1.36
Electronic Equipment & Instruments	0.99
Human Resource & Employment Services	0.92
Long Term Investments	98.64
Short Term Investment	0.85
Total Investments	99.49
Net Other Assets and Liabilities	0.51
100.00%

Henderson Global Funds	Notes to Financial Statements
(Unaudited)

1.  All percentages are based on the net assets of the Henderson Global Technology Fund (the “Fund”) as of April 30, 2011.

2.  Net unrealized appreciation of the Fund’s investment securities was $98,200,741 of which $98,876,202 related to the appreciated investment securities and $675,461 related to depreciated investment securities for the fiscal quarter ended April 30, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures – Accounting Standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value: Global Technology

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Brazil	$3,415,866	$—	$—	$3,415,866
China	28,841,863	—	—	28,841,863
France	9,475,890	—	—	9,475,890
Germany	17,603,429	—	—	17,603,429
Ireland	11,037,459	—	—	11,037,459
Israel	10,685,588	—	—	10,685,588
Korea	11,020,643	—	—	11,020,643
Mauritius	2,596,369	—	—	2,596,369
Netherlands	10,379,619	—	—	10,379,619
South Africa	5,441,554	—	—	5,441,554
Sweden	6,259,010	—	—	6,259,010
Switzerland	6,454,225	—	—	6,454,225
Taiwan	23,629,089	—	—	23,629,089
United Kingdom	25,769,273	—	—	25,769,273
United States	187,914,544	—	—	187,914,544
Total Common Stocks	360,524,421	—	—	360,524,421
Short Term Investment	3,084,506	—	—	3,084,506
Total Investments	$363,608,927	$—	$—	$363,608,927

During the period ended April 30, 2011, there were no transfers in or out of security levels as a result of the fair value procedures utilized by the Fund.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2011.

Henderson Global Funds	Portfolio of Investments
(Unaudited)
International Opportunities Fund
April 30, 2011

		Value
Shares		(note 3)
Common Stocks - 97.94%
	Canada - 1.22%
1,850,000	Sino-Forest Corp. *	$ 45,968,927
	China - 6.40%
77,476,900	Bank of China, Ltd., Class H	42,897,238
649,810	Ctrip.com International, Ltd.,
	ADR *	31,658,743
22,518,000	Dongfeng Motor Group Co.,
	Ltd., Class H	35,083,573
24,550,000	Guangzhou R&F Properties
	Co., Ltd., Class H	33,318,139
5,118,500	Ping An Insurance (Group)
	Co. of China, Ltd., Class H	55,987,970
1,475,500	Tencent Holdings, Ltd.	42,177,499
		241,123,162
	France - 22.01%
22,265,265	Alcatel-Lucent *	143,554,106
1,951,416	Alstom S.A.	129,761,818
4,673,225	AXA S.A.	104,864,480
1,228,002	Essilor International S.A.	102,801,704
1,625,250	Renault S.A. *	99,033,824
1,262,778	Sodexho	98,399,840
4,787,823	Vivendi Universal S.A.	150,233,104
		828,648,876
	Germany - 15.33%
829,085	Continental AG *	83,221,517
5,141,323	Deutsche Post AG *	101,737,353
937,908	Fresenius SE & Co., KGaA	98,437,477
1,307,064	HeidelbergCement AG	99,953,513
1,520,000	SAP AG	97,933,647
660,000	Siemens AG	96,015,854
		577,299,361
	Hong Kong - 2.53%
49,510,000	Lenovo Group, Ltd.	28,942,591
18,172,000	Sino Land Co., Ltd.	32,056,192
53,350,000	Skyworth Digital Holdings,
	Ltd.	34,209,947
		95,208,730
	India - 0.79%
1,182,405	ICICI Bank, Ltd.	29,651,717

	Ireland - 0.71%
468,341	Accenture plc, Class A	26,756,321

		Value
Shares		(note 3)
	Japan - 15.25%
1,038,000	Canon, Inc.	$ 48,627,258
15,995,000	Daiwa Securities Group, Inc.	68,621,833
283,200	Keyence Corp.	73,876,743
255,200	Nintendo Co., Ltd.	60,311,706
2,501,200	NSD Co., Ltd. (a)	23,188,096
65,594	Rakuten, Inc.	60,325,617
7,786,000	Sekisui Chemical Co., Ltd.	64,695,358
1,845,300	Sumitomo Mitsui Financial
	Group, Inc.	56,759,212
1,039,960	Yamada Denki Co., Ltd.	72,052,952
2,882,500	Yamato Holdings Co., Ltd.	45,770,326
		574,229,101
	Korea - 2.13%
815,000	KB Financial Group, Inc.	43,729,296
1,800,000	KT Corp., ADR	36,540,000
		80,269,296
	Netherlands - 0.88%
609,286	VistaPrint N.V. *	33,145,159

	Singapore - 0.93%
2,863,596	DBS Group Holdings, Ltd.	35,044,866

	Spain - 2.54%
1,064,344	Industria de Diseno Textile
	S.A.	95,438,481

	Switzerland - 5.04%
620,457	Kuehne & Nagel
	International AG	99,129,662
558,441	Roche Holding AG	90,577,193
		189,706,855
	Taiwan - 1.74%
828,000	HTC Corp.	37,585,768
4,101,285	Siliconware Precision
	Industries Co., ADR	27,806,712
		65,392,480
	Thailand - 1.38%
4,145,000	PTT pcl	52,072,864

	United Kingdom - 14.74%
20,152,345	BAE Systems plc	110,375,944
6,351,714	BP plc	49,074,631
7,284,352	Capita Group plc	89,552,181
10,614,291	Essar Energy, Ltd. *	81,733,358
6,737,958	Henderson Group plc (a)	18,266,454
2,079,258	Imperial Tobacco Group plc	73,177,968
19,703,214	Tesco plc	132,813,387
		554,993,923

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments
(Unaudited)
International Opportunities Fund
April 30, 2011 (continued)

		Value
Shares		(note 3)
	United States - 4.32%
122,677	Apple, Inc. *	$ 42,719,811
42,448	Google, Inc., Class A *	23,095,957
427,611	NetApp, Inc. *	22,227,220
1,176,220	Oracle Corp.	42,402,731
58,999	Priceline.com, Inc. *	32,273,043
		162,718,762
	Total Long Term
	Investments
	(Cost $2,949,579,870)	3,687,668,881
Short Term Investment - 0.95%
35,569,264	Henderson Money Market
	Fund (a)	35,569,264

	Total Short Term
	Investment
	(Cost $35,569,264)	35,569,264
Total Investments - 98.89%
	(Cost $2,985,149,134)	3,723,238,145
Net Other Assets and Liabilities –
1.11%		41,971,898
Total Net Assets – 100.00%		$ 3,765,210,043

*	Non income producing security
(a)	Affiliated holding, see notes to financial
statements for further information.

ADR	American Depositary Receipts

See Notes to Financial Statements.

Henderson Global Funds              Portfolio of Investments

International Opportunities Fund
April 30, 2011 (continued)

Other Information:

Industry concentration as a percentage of net assets:	% of Net Assets
Diversified Banks	5.53%
Communications Equipment	4.81
Movies & Entertainment	3.99
Air Freight & Logistics	3.92
Automobile Manufacturers	3.56
Food Retail	3.53
Heavy Electrical Equipment	3.45
Application Software	3.22
Aerospace & Defense	2.93
Multi-line Insurance	2.79
Health Care Supplies	2.73
Integrated Oil & Gas	2.69
Construction Materials	2.65
Marine	2.63
Health Care Equipment	2.61
Internet Software & Services	2.61
Restaurants	2.61
Industrial Conglomerates	2.55
Apparel Retail	2.53
Internet Retail	2.46
Pharmaceuticals	2.41
Human Resource & Employment Services	2.38
Auto Parts & Equipment	2.21
Oil & Gas Exploration & Production	2.17
Electronic Equipment & Instruments	1.96
Tobacco	1.94
Computer & Electronics Retail	1.91
Computer Hardware	1.90
Investment Banking & Brokerage	1.82
Real Estate Development	1.74
Homebuilding	1.72
Home Entertainment Software	1.60
Life & Health Insurance	1.49
Office Electronics	1.29
Forest Products	1.22
Systems Software	1.13
Integrated Telecommunication Services	0.97
Consumer Electronics	0.91
Hotels, Resorts & Cruise Lines	0.84
Semiconductors	0.74
IT Consulting & Other Services	0.71
Computer Storage & Peripherals	0.59
Asset Management & Custody Banks	0.49
Long Term Investments	97.94
Short Term Investment	0.95
Total Investments	98.89
Net Other Assets and Liabilities	1.11
100.00%

Henderson Global Funds	Notes to Financial Statements
(Unaudited)

1.  All percentages are based on the net assets of the Henderson International Opportunities Fund (the “Fund”) as of April 30, 2011.

2.  Net unrealized appreciation of the Fund’s investment securities was $738,089,011 of which $835,080,286 related to the appreciated investment securities and $97,991,275 related to depreciated investment securities for the fiscal quarter ended April 30, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures –Accounting Standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value: International Opportunities

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Canada	$45,968,927	$—	$—	$45,968,927
China	241,123,162	—	—	241,123,162
France	828,648,876	—	—	828,648,876
Germany	577,299,361	—	—	577,299,361
Hong Kong	95,208,730	—	—	95,208,730
India	29,651,717	—	—	29,651,717
Ireland	26,756,321	—	—	26,756,321
Japan	574,229,101	—	—	574,229,101
Korea	80,269,296	—	—	80,269,296
Netherlands	33,145,159	—	—	33,145,159
Singapore	35,044,866	—	—	35,044,866
Spain	95,438,481	—	—	95,438,481
Switzerland	189,706,855	—	—	189,706,855
Taiwan	65,392,480	—	—	65,392,480
Thailand	52,072,864	—	—	52,072,864
United Kingdom	554,993,923	—	—	554,993,923
United States	162,718,762	—	—	162,718,762
Total Common Stocks	3,687,668,881	—	—	3,687,668,881
Short Term Investment	35,569,264	—	—	35,569,264
Total Investments	$3,723,238,145	$—	$—	$3,723,238,145

During the period ended April 30, 2011, securities with a total value of $652,321,957 were transfered from Level 2 to Level 1 due to the application of fair value adjustments for securities principally traded in foreign markets. The Fund recognizes transfers between the levels as of the end of the period.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities.  When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date.  Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded.  These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation.  These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held no forward foreign currency contracts at April 30, 2011.

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended April 30, 2011:

Currency	Realized gain/loss	Change in unrealized gain/loss
Japanese Yen	$ (6,546,213)	$ 3,822,003

During the period ended April 30, 2011, the Fund’s average notional value related to open forward foreign currency contracts was $54 million or 1.4% of net assets.

5. An affiliated person of a fund may include any company in which the fund owns five percent of more of its outstanding voting shares. At April 30, 2011, the Fund held 4.89% of NSD Co., Ltd., 0.62% of Henderson Group plc and 85.79% of the Henderson Money Market Fund.  Transactions in affiliates during the period ended April 30, 2011 were as follows:

Affiliate	Balance of Shares Held 7/31/10	Purchase	Sales	Balance of Shares Held 4/30/2011	Value
NSD Co., Ltd.	3,362,000	-	860,800	2,501,200	$23,188,096
Henderson Group plc	-	10,242,936*	3,504,978	6,737,958	18,266,454
Henderson Money Market Fund	46,244,480	630,710,287	641,385,503	35,569,264	35,569,264

*
On April 4, 2011, Henderson Group plc acquired Gartmore Group Ltd. in an all stock transaction. Prior to April 4, 2011, the Fund held Gartmore Group Ltd shares. Holders of Gartmore Group Ltd. shares received 0.6667 Henderson Group plc shares in the transaction.

The Aggregate cost & value of affiliates at April 30, 2011 is $100,702,713 and $77,023,814, respectively. Investments in affiliates represented 2.05% of the total net assets as of April 30, 2011.

Henderson Global Funds	Portfolio of Investments
(Unaudited)
Japan Focus Fund
April 30, 2011

		Value
Shares		(note 3)
Common Stocks - 96.77%
	Japan - 96.77%
52,900	Asahi Breweries, Ltd.	$ 986,719
13,800	Benesse Holdings, Inc.	573,334
28,700	Canon, Inc.	1,344,511
56,200	Credit Saison Co., Ltd.	937,417
78,000	Daiwa House Industry Co.,
	Ltd.	935,635
227,000	Daiwa Securities Group, Inc.	973,877
18,100	Hakuhodo DY Holdings, Inc.	939,419
109	INPEX Corp.	827,763
4,800	Keyence Corp.	1,252,148
339,700	Mitsubishi UFJ Financial
	Group, Inc.	1,620,710
163,000	Mitsui OSK Lines, Ltd.	904,272
584,500	Mizuho Financial Group, Inc.	922,345
13,200	Murata Manufacturing Co.,
	Ltd.	951,982
4,500	Nintendo Co., Ltd.	1,063,490
20,300	Nippon Telegraph and
	Telephone Corp.	937,231
4,070	Nippon Television Network
	Corp.	577,020
34,600	NS Solutions Corp.	658,174
29,900	NSD Co., Ltd.	277,196
521	NTT DoCoMo, Inc.	958,951
1,197	Rakuten, Inc.	1,100,859
12,500	SANKYO Co., Ltd.	645,688
12,200	Secom Co., Ltd.	603,871
130,000	Sekisui Chemical Co., Ltd.	1,080,195
31,800	Seven & I Holdings Co., Ltd.	793,089
24,700	Shin-Etsu Chemical Co., Ltd.	1,278,925
41,000	Sumitomo Mitsui Financial
	Group, Inc.	1,261,111
13,400	Takeda Pharmaceutical Co.,
	Ltd.	647,574
18,600	TDK Corp.	953,905
420	The Dai-ichi Life Insurance
	Co., Ltd.	689,687
33,600	Tokio Marine Holdings, Inc.	931,596
32,800	Tokyo Broadcasting System,
	Inc.	380,507
18,800	Yamada Denki Co., Ltd.	1,302,546
48,200	Yamato Holdings Co., Ltd.	765,353
		30,077,100

		Value
Shares		(note 3)
	Total Long Term
	Investments
	(Cost $28,949,738)	$ 30,077,100

Short Term Investment - 3.31%
1,028,471	Fidelity Institutional Treasury
	Portfolio	$ 1,028,471

	Total Short Term
	Investment
	(Cost $1,028,471)	1,028,471

Total Investments - 100.08%
	(Cost $29,978,209)	31,105,571

Net Other Assets and Liabilities –
(0.08)%		(26,144)

Total Net Assets – 100.00%		$ 31,079,427

See Notes to Financial Statements.

Henderson Global Funds	Portfolio of Investments

Japan Focus Fund
April 30, 2011 (continued)

Other Information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Diversified Banks	12.24%
Electronic Components	6.13
Office Electronics	4.33
Computer & Electronics Retail	4.19
Specialty Chemicals	4.12
Electronic Equipment & Instruments	4.03
Internet Retail	3.54
Homebuilding	3.48
Home Entertainment Software	3.42
Brewers	3.17
Investment Banking & Brokerage	3.13
Wireless Telecommunication Services	3.09
Broadcasting	3.08
Advertising	3.02
Consumer Finance	3.02
Integrated Telecommunication Services	3.02
Diversified Real Estate Activities	3.01
Property & Casualty Insurance	3.00
Marine	2.91
Oil & Gas Exploration & Production	2.66
Food Retail	2.55
Air Freight & Logistics	2.46
Life & Health Insurance	2.22
IT Consulting & Other Services	2.12
Pharmaceuticals	2.08
Leisure Products	2.08
Security & Alarm Services	1.94
Education Services	1.84
Application Software	0.89
Long Term Investments	96.77
Short Term Investment	3.31
Total Investments	100.08
Net Other Assets and Liabilities	(0.08)
100.00%

Henderson Global Funds	Notes to Financial Statements
(Unaudited)

1.  All percentages are based on the net assets of the Henderson Japan Focus Fund (formerly know as the Japan-Asia Focus Fund) (the “Fund”) as of April 30, 2011.

2.  Net unrealized appreciation of the Fund’s investment securities was $1,127,362 of which $3,146,085 related to the appreciated investment securities and $2,018,723 related to depreciated investment securities for the fiscal quarter ended April 30, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Fund’s investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures – Accounting Standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. Fund management has implemented part (i) and (ii) and is evaluating the implications of part (iii) of ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value: Japan Focus
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Japan	$30,077,100	$—	$—	$30,077,100
Total Common Stocks	30,077,100	—	—	30,077,100
Short Term Investment	1,028,471	—	—	1,028,471
Total Investments	$31,105,571	$—	$—	$31,105,571

During the period ended April 30, 2011, securities with a total value of $27,140,374 were transferred from Level 2 to Level 1 due to the application of fair value adjustments for securities principally traded in foreign markets. The Fund recognizes transfers between the levels as of end of the period.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2011.

Item 2.                                Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.                                Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:        June 28, 2011

By:           /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:        June 28, 2011